Wells Fargo Classic Value Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 94.90%
Communication Services : 10.85%
Diversified Telecommunication Services : 2.54%
Verizon Communications Incorporated	362,400	$21,914,328

Entertainment : 2.19%
The Walt Disney Company	145,800	18,942,336

Interactive Media & Services : 2.60%
Alphabet Incorporated Class C †	17,800	22,429,958

Media : 3.52%
Comcast Corporation Class A	676,800	30,334,176

Consumer Discretionary : 3.52%
Multiline Retail : 0.97%
Dollar Tree Incorporated †	75,300	8,313,120

Specialty Retail : 2.55%
Advance Auto Parts Incorporated	135,500	22,016,040

Consumer Staples : 12.35%
Food & Staples Retailing : 2.30%
The Kroger Company	806,000	19,859,840

Food Products : 10.05%
Archer Daniels Midland Company	587,100	24,681,684
ConAgra Foods Incorporated	324,200	8,769,610
Kellogg Company	398,600	25,323,058
Mondelez International Incorporated Class A	532,700	27,940,115
		86,714,467

Energy : 7.71%
Energy Equipment & Services : 2.06%
Schlumberger Limited	465,000	15,200,850
TechnipFMC plc	130,000	2,564,900
		17,765,750

Oil, Gas & Consumable Fuels : 5.65%
Chevron Corporation	170,800	19,836,712
ConocoPhillips	289,703	15,991,606
EOG Resources Incorporated	186,200	12,905,522
		48,733,840

Financials : 23.61%
Banks : 15.56%
Bank of America Corporation	724,100	22,642,607
BB&T Corporation	435,800	23,119,190
CIT Group Incorporated	435,200	18,665,728
JPMorgan Chase & Company	173,600	21,686,112
PNC Financial Services Group Incorporated	160,500	23,545,350
US Bancorp	430,200	24,530,004
		134,188,991

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Classic Value Fund

	Shares	Value
Capital Markets : 3.28%
Intercontinental Exchange Incorporated	204,800	$19,316,736
The Goldman Sachs Group Incorporated	42,000	8,961,960
		28,278,696

Insurance : 4.77%
American International Group Incorporated	383,300	20,299,568
The Allstate Corporation	196,300	20,890,246
		41,189,814

Health Care : 13.62%
Health Care Equipment & Supplies : 3.51%
Medtronic plc	277,900	30,263,310

Health Care Providers & Services : 5.58%
Cigna Corporation	148,000	26,412,080
Henry Schein Incorporated †	348,000	21,779,580
		48,191,660

Pharmaceuticals : 4.53%
Eli Lilly & Company	101,000	11,508,950
Merck & Company Incorporated	318,000	27,557,880
		39,066,830

Industrials : 8.24%
Aerospace & Defense : 2.46%
General Dynamics Corporation	120,300	21,269,040

Air Freight & Logistics : 1.76%
United Parcel Service Incorporated Class B	131,600	15,156,372

Industrial Conglomerates : 2.87%
Honeywell International Incorporated	143,200	24,734,936

Trading Companies & Distributors : 1.15%
AerCap Holdings NV †	171,000	9,897,479

Information Technology : 10.44%
Communications Equipment : 3.53%
Cisco Systems Incorporated	302,100	14,352,771
Motorola Solutions Incorporated	97,000	16,133,040
		30,485,811

Semiconductors & Semiconductor Equipment : 2.22%
NXP Semiconductors NV	168,072	19,106,425

Software : 2.66%
Microsoft Corporation	159,900	22,924,863

Technology Hardware, Storage & Peripherals : 2.03%
Apple Incorporated	70,500	17,537,580

Materials : 1.93%
Construction Materials : 1.93%
Vulcan Materials Company	116,800	16,687,216

2

Wells Fargo Classic Value Fund	Portfolio of investments — October 31, 2019 (unaudited)

			Shares	Value
Utilities : 2.63%
Electric Utilities : 2.63%
NextEra Energy Incorporated			95,200	$22,689,968

Total Common Stocks (Cost $621,145,971)				818,692,846

Exchange-Traded Funds : 2.43%
Health Care Select Sector SPDR Fund			220,900	20,930,275
Total Exchange-Traded Funds (Cost $20,353,373)				20,930,275

		Yield
Short-Term Investments : 2.72%
Investment Companies : 2.72%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75%	23,517,282	23,517,282

Total Short-Term Investments (Cost $23,517,282)				23,517,282

Total investments in securities (Cost $665,016,626)	100.05%			863,140,403
Other assets and liabilities, net	(0.05)			(464,588)

Total net assets	100.00%			$862,675,815

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	777,969	777,969	0	$0
Wells Fargo Government Money Market Fund Select Class	21,251,512	47,026,498	44,760,728	23,517,282	23,517,282	2.72%

*	No longer held at the end of the period.

Wells Fargo Classic Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$93,620,798	$0	$0	$93,620,798
Consumer discretionary	30,329,160	0	0	30,329,160
Consumer staples	106,574,307	0	0	106,574,307
Energy	66,499,590	0	0	66,499,590
Financials	203,657,501	0	0	203,657,501
Health care	117,521,800	0	0	117,521,800
Industrials	71,057,827	0	0	71,057,827
Information technology	90,054,679	0	0	90,054,679
Materials	16,687,216	0	0	16,687,216
Utilities	22,689,968	0	0	22,689,968
Exchange-traded funds	20,930,275	0	0	20,930,275
Short-term investments
Investment companies	23,517,282	0	0	23,517,282

Total assets	$863,140,403	$0	$0	$863,140,403

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.25%
Communication Services : 10.95%
Diversified Telecommunication Services : 3.27%
AT&T Incorporated	461,327	$17,756,476
Verizon Communications Incorporated	267,179	16,156,314
		33,912,790

Entertainment : 0.63%
The Walt Disney Company	21,814	2,834,075
Viacom Incorporated Class B	174,160	3,754,890
		6,588,965

Interactive Media & Services : 5.20%
Alphabet Incorporated Class A †	14,353	18,067,556
Alphabet Incorporated Class C †	14,839	18,698,772
Facebook Incorporated Class A †	89,822	17,214,386
		53,980,714

Media : 1.65%
Comcast Corporation Class A	162,437	7,280,426
Discovery Communications Incorporated Class A †«	205,368	5,535,694
News Corporation Class A	313,465	4,297,605
		17,113,725

Wireless Telecommunication Services : 0.20%
T-Mobile US Incorporated †	25,484	2,106,507

Consumer Discretionary : 9.29%
Automobiles : 1.23%
Ford Motor Company	663,185	5,696,759
General Motors Company	191,939	7,132,453
		12,829,212

Hotels, Restaurants & Leisure : 0.89%
Starbucks Corporation	109,346	9,246,298

Household Durables : 0.39%
Pulte Group Incorporated	104,004	4,081,117

Internet & Direct Marketing Retail : 2.78%
Amazon.com Incorporated †	16,233	28,840,522

Multiline Retail : 0.75%
Target Corporation	72,698	7,772,143

Specialty Retail : 2.05%
Best Buy Company Incorporated	86,437	6,208,770
The Home Depot Incorporated	64,394	15,105,545
		21,314,315

Textiles, Apparel & Luxury Goods : 1.20%
Nike Incorporated Class B	108,526	9,718,503

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corporation	28,103	$2,699,574
		12,418,077

Consumer Staples : 8.03%
Beverages : 1.20%
Molson Coors Brewing Company Class B	98,145	5,174,204
The Coca-Cola Company	134,477	7,319,583
		12,493,787

Food & Staples Retailing : 2.74%
Costco Wholesale Corporation	7,793	2,315,378
The Kroger Company	257,893	6,354,484
Walgreens Boots Alliance Incorporated	139,888	7,663,065
Walmart Incorporated	103,300	12,112,958
		28,445,885

Food Products : 1.32%
Hormel Foods Corporation	99,220	4,057,106
Lamb Weston Holdings Incorporated	36,356	2,837,222
Tyson Foods Incorporated Class A	82,013	6,789,856
		13,684,184

Household Products : 1.79%
Colgate-Palmolive Company	42,359	2,905,827
The Procter & Gamble Company	125,780	15,660,868
		18,566,695

Personal Products : 0.73%
The Estee Lauder Companies Incorporated Class A	40,729	7,586,591

Tobacco : 0.25%
Philip Morris International Incorporated	32,250	2,626,440

Energy : 4.39%
Energy Equipment & Services : 0.63%
Schlumberger Limited	125,855	4,114,200
TechnipFMC plc	123,791	2,442,396
		6,556,596

Oil, Gas & Consumable Fuels : 3.76%
Chevron Corporation	99,923	11,605,057
Exxon Mobil Corporation	232,588	15,715,971
Kinder Morgan Incorporated	173,141	3,459,357
Valero Energy Corporation	84,683	8,212,557
		38,992,942

Financials : 12.72%
Banks : 4.63%
Bank of America Corporation	152,064	4,755,041
Citigroup Incorporated	178,432	12,822,124
JPMorgan Chase & Company	157,594	19,686,642
KeyCorp	122,528	2,201,828
Popular Incorporated	77,274	4,208,342

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Banks (continued)
Regions Financial Corporation	139,158	$2,240,444
US Bancorp	37,365	2,130,552
		48,044,973

Capital Markets : 1.50%
Ameriprise Financial Incorporated	36,531	5,512,163
Evercore Partners Incorporated Class A	51,792	3,813,963
Morgan Stanley	48,385	2,228,129
Waddell & Reed Financial Incorporated Class A «	240,932	3,989,834
		15,544,089

Consumer Finance : 1.46%
Capital One Financial Corporation	88,831	8,283,491
Synchrony Financial	194,514	6,879,960
		15,163,451

Diversified Financial Services : 1.93%
Berkshire Hathaway Incorporated Class B †	94,502	20,089,235

Insurance : 3.20%
Everest Reinsurance Group Limited	24,205	6,222,863
MetLife Incorporated	162,597	7,607,914
Prudential Financial Incorporated	71,804	6,544,217
The Hartford Financial Services Group Incorporated	113,684	6,489,083
The Progressive Corporation	92,219	6,427,664
		33,291,741

Health Care : 14.50%
Biotechnology : 3.29%
AbbVie Incorporated	128,206	10,198,787
Amgen Incorporated	48,265	10,292,511
Celgene Corporation †	51,181	5,529,083
Gilead Sciences Incorporated	127,925	8,150,102
		34,170,483

Health Care Equipment & Supplies : 2.24%
Abbott Laboratories	120,924	10,110,456
Baxter International Incorporated	38,841	2,979,105
Danaher Corporation	14,447	1,991,086
Medtronic plc	75,171	8,186,122
		23,266,769

Health Care Providers & Services : 3.73%
AmerisourceBergen Corporation	35,543	3,034,661
Anthem Incorporated	34,382	9,251,509
Cardinal Health Incorporated	89,339	4,417,814
Humana Incorporated	9,997	2,941,117
McKesson Corporation	42,937	5,710,621
UnitedHealth Group Incorporated	52,914	13,371,368
		38,727,090

Pharmaceuticals : 5.24%
Allergan plc	21,574	3,799,397

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	114,795	$6,585,789
Eli Lilly & Company	73,311	8,353,788
Johnson & Johnson	119,924	15,834,765
Merck & Company Incorporated	171,427	14,855,864
Pfizer Incorporated	131,523	5,046,538
		54,476,141

Industrials : 8.54%
Aerospace & Defense : 2.17%
Arconic Incorporated	106,317	2,920,528
Lockheed Martin Corporation	9,444	3,557,366
Northrop Grumman Corporation	5,591	1,970,716
Raytheon Company	41,721	8,853,613
TransDigm Group Incorporated	5,699	2,999,270
United Technologies Corporation	15,333	2,201,512
		22,503,005

Air Freight & Logistics : 0.73%
Expeditors International of Washington Incorporated	38,811	2,830,874
United Parcel Service Incorporated Class B	41,648	4,796,600
		7,627,474

Airlines : 0.83%
Delta Air Lines Incorporated	51,771	2,851,547
United Continental Holdings Incorporated †	63,648	5,781,784
		8,633,331

Commercial Services & Supplies : 0.59%
Waste Management Incorporated	54,258	6,088,290

Construction & Engineering : 0.71%
Quanta Services Incorporated	176,320	7,414,256

Electrical Equipment : 0.32%
Eaton Corporation plc	37,776	3,290,667

Machinery : 1.63%
Caterpillar Incorporated	26,625	3,668,925
Cummins Incorporated	42,353	7,305,045
PACCAR Incorporated	43,924	3,340,859
Parker-Hannifin Corporation	14,244	2,613,632
		16,928,461

Professional Services : 0.98%
Manpower Incorporated	53,752	4,887,132
Robert Half International Incorporated	91,985	5,267,981
		10,155,113

Trading Companies & Distributors : 0.58%
W.W. Grainger Incorporated	19,538	6,034,116

Information Technology : 22.49%
Communications Equipment : 1.29%
Cisco Systems Incorporated	283,257	13,457,540

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
IT Services : 5.23%
Accenture plc Class A	59,017	$10,942,932
International Business Machines Corporation	44,222	5,913,808
KBR Incorporated	146,052	4,112,824
MasterCard Incorporated Class A	27,478	7,606,185
PayPal Holdings Incorporated †	48,051	5,002,109
VeriSign Incorporated †	10,078	1,915,022
Visa Incorporated Class A	105,465	18,863,470
		54,356,350

Semiconductors & Semiconductor Equipment : 3.29%
Broadcom Incorporated	23,172	6,785,920
Intel Corporation	134,133	7,582,538
Micron Technology Incorporated †	156,686	7,450,419
QUALCOMM Incorporated	118,593	9,539,621
Xilinx Incorporated	31,243	2,834,990
		34,193,488

Software : 6.91%
Cadence Design Systems Incorporated †	52,191	3,410,682
Intuit Incorporated	30,016	7,729,120
Microsoft Corporation	352,881	50,592,549
Oracle Corporation	124,063	6,760,193
Salesforce.com Incorporated †	20,699	3,239,187
		71,731,731

Technology Hardware, Storage & Peripherals : 5.77%
Apple Incorporated	200,969	49,993,048
HP Incorporated	376,930	6,547,274
Xerox Holdings Corporation	98,624	3,346,312
		59,886,634

Materials : 1.67%
Chemicals : 0.93%
Ecolab Incorporated	13,070	2,510,355
LyondellBasell Industries NV Class A	79,013	7,087,466
		9,597,821

Containers & Packaging : 0.20%
Ball Corporation	29,945	2,095,252

Metals & Mining : 0.54%
Nucor Corporation	104,879	5,647,734

Real Estate : 3.94%
Equity REITs : 3.94%
American Tower Corporation	45,930	10,016,414
Crown Castle International Corporation	33,700	4,677,223
Equinix Incorporated	14,124	8,005,201
Prologis Incorporated	92,405	8,109,463
SBA Communications Corporation	16,047	3,861,711
Weyerhaeuser Company	213,470	6,235,459
		40,905,471

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

			Shares	Value
Utilities : 2.73%
Electric Utilities : 1.36%
Eversource Energy			79,170	$6,629,696
Exelon Corporation			164,327	7,475,235
				14,104,931

Independent Power & Renewable Electricity Producers : 0.60%
NRG Energy Incorporated			156,608	6,283,113

Multi-Utilities : 0.77%
Dominion Energy Incorporated			47,291	3,903,872
DTE Energy Company			32,037	4,078,954
				7,982,826

Total Common Stocks (Cost $714,404,192)				1,030,849,081

		Yield
Short-Term Investments : 1.00%
Investment Companies : 1.00%
Securities Lending Cash Investments LLC (l)(r)(u)		1.99%	9,214,481	9,215,403
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75	1,161,138	1,161,138

Total Short-Term Investments (Cost $10,376,800)				10,376,541

Total investments in securities (Cost $724,780,992)	100.25%			1,041,225,622
Other assets and liabilities, net	(0.25)			(2,578,529)

Total net assets	100.00%			$1,038,647,093

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	4,463,040	35,345,815	30,594,374	9,214,481	$9,215,403
Wells Fargo Government Money Market Fund Select Class	7,316,959	44,130,024	50,285,845	1,161,138	1,161,138

					$10,376,541	1.00%

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$113,702,701	$0	$0	$113,702,701
Consumer discretionary	96,501,684	0	0	96,501,684
Consumer staples	83,403,582	0	0	83,403,582
Energy	45,549,538	0	0	45,549,538
Financials	132,133,489	0	0	132,133,489
Health care	150,640,483	0	0	150,640,483
Industrials	88,674,713	0	0	88,674,713
Information technology	233,625,743	0	0	233,625,743
Materials	17,340,807	0	0	17,340,807
Real estate	40,905,471	0	0	40,905,471
Utilities	28,370,870	0	0	28,370,870
Short-term investments
Investment companies	10,376,541	0	0	10,376,541

Total assets	$1,041,225,622	$0	$0	$1,041,225,622

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.37%
Communication Services : 13.32%
Entertainment : 4.05%
Activision Blizzard Incorporated	50,950	$2,854,729
Netflix Incorporated †	11,400	3,276,474
Nintendo Company Limited ADR	69,050	3,212,206
		9,343,409

Interactive Media & Services : 9.27%
Alphabet Incorporated Class A †	10,657	13,415,032
Alphabet Incorporated Class C †	1,250	1,575,138
IAC Corporation †	15,900	3,613,275
Tencent Holdings Limited ADR «	67,950	2,751,975
		21,355,420

Consumer Discretionary : 13.80%
Auto Components : 1.56%
Aptiv plc	40,150	3,595,433

Automobiles : 1.61%
Ferrari NV	23,100	3,698,772

Internet & Direct Marketing Retail : 7.20%
Amazon.com Incorporated †	7,558	13,427,996
MercadoLibre Incorporated †	6,050	3,155,196
		16,583,192

Specialty Retail : 3.43%
The Home Depot Incorporated	33,716	7,909,099

Financials : 6.73%
Capital Markets : 6.73%
Intercontinental Exchange Incorporated	66,190	6,243,041
Raymond James Financial Incorporated	43,800	3,656,862
S&P Global Incorporated	21,741	5,608,961
		15,508,864

Health Care : 16.65%
Health Care Equipment & Supplies : 9.66%
Alcon Incorporated †	59,550	3,529,529
Boston Scientific Corporation †	146,800	6,121,560
DexCom Incorporated †	24,950	3,848,285
Edwards Lifesciences Corporation †	17,850	4,255,083
Intuitive Surgical Incorporated †	8,150	4,506,543
		22,261,000

Health Care Providers & Services : 4.02%
UnitedHealth Group Incorporated	36,647	9,260,697

Pharmaceuticals : 2.97%
Merck & Company Incorporated	79,050	6,850,473

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Endeavor Select Fund

		Shares	Value
Industrials : 8.51%
Commercial Services & Supplies : 5.59%
Cintas Corporation		21,000	$5,642,070
Waste Connections Incorporated		78,340	7,238,616
			12,880,686

Road & Rail : 2.92%
Union Pacific Corporation		40,700	6,734,222

Information Technology : 30.75%
Communications Equipment : 2.09%
Motorola Solutions Incorporated		29,000	4,823,280

IT Services : 14.94%
Fiserv Incorporated †		53,894	5,720,309
FleetCor Technologies Incorporated †		18,700	5,501,914
Global Payments Incorporated		30,743	5,201,101
PayPal Holdings Incorporated †		56,500	5,881,650
Visa Incorporated Class A		67,728	12,113,830
			34,418,804

Software : 13.72%
Autodesk Incorporated †		27,100	3,993,456
Microsoft Corporation		153,281	21,975,897
ServiceNow Incorporated †		22,780	5,632,583
			31,601,936

Materials : 6.81%
Chemicals : 5.05%
Air Products & Chemicals Incorporated		23,300	4,968,958
The Sherwin-Williams Company		11,650	6,667,528
			11,636,486

Construction Materials : 1.76%
Vulcan Materials Company		28,300	4,043,221

Real Estate : 1.80%
Equity REITs : 1.80%
SBA Communications Corporation		17,200	4,139,180

Total Common Stocks (Cost $125,191,395)			226,644,174

	Yield
Short-Term Investments : 2.84%
Investment Companies : 2.84%
Securities Lending Cash Investments LLC (l)(r)(u)	1.99%	2,660,251	2,660,517
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.75	3,877,839	3,877,839

Total Short-Term Investments (Cost $6,538,588)			6,538,356

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — October 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $131,729,983)	101.21%	$233,182,530
Other assets and liabilities, net	(1.21)	(2,784,840)

Total net assets	100.00%	$230,397,690

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	8,455,397	5,795,146	2,660,251	$2,660,517
Wells Fargo Government Money Market Fund Select Class	4,314,739	13,122,049	13,558,949	3,877,839	3,877,839

					$6,538,356	2.84%

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$30,698,829	$0	$0	$30,698,829
Consumer discretionary	31,786,496	0	0	31,786,496
Financials	15,508,864	0	0	15,508,864
Health care	38,372,170	0	0	38,372,170
Industrials	19,614,908	0	0	19,614,908
Information technology	70,844,020	0	0	70,844,020
Materials	15,679,707	0	0	15,679,707
Real estate	4,139,180	0	0	4,139,180
Short-term investments
Investment companies	6,538,356	0	0	6,538,356

Total assets	$233,182,530	$0	$0	$233,182,530

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.66%
Communication Services : 11.12%
Entertainment : 1.41%
Netflix Incorporated †	19,140	$5,501,027
Roku Incorporated †	393,800	57,967,360
		63,468,387

Interactive Media & Services : 9.71%
Alphabet Incorporated Class A †	190,535	239,845,458
Alphabet Incorporated Class C †	19,190	24,181,511
Facebook Incorporated Class A †	559,700	107,266,505
Pinterest Incorporated Class A †	1,883,385	47,348,299
Twitter Incorporated †	581,100	17,415,567
		436,057,340

Consumer Discretionary : 17.16%
Diversified Consumer Services : 0.75%
Bright Horizons Family Solutions Incorporated †	118,430	17,589,224
Grand Canyon Education Incorporated †	177,050	16,281,518
		33,870,742
Hotels, Restaurants & Leisure : 1.39%
Norwegian Cruise Line Holdings Limited †	530,500	26,928,180
Planet Fitness Incorporated Class A †	221,200	14,081,592
Royal Caribbean Cruises Limited	196,400	21,374,212
		62,383,984

Internet & Direct Marketing Retail : 7.21%
Amazon.com Incorporated †	180,370	320,456,164
Etsy Incorporated †	75,100	3,341,199
		323,797,363

Multiline Retail : 0.99%
Ollie’s Bargain Outlet Holdings Incorporated †	692,700	44,249,676

Specialty Retail : 5.80%
Burlington Stores Incorporated †	504,050	96,863,289
CarMax Incorporated †	338,000	31,491,460
Carvana Corporation †«	77,800	6,308,024
Five Below Incorporated †	340,459	42,594,825
The Home Depot Incorporated	143,210	33,594,202
ULTA Beauty Incorporated †	213,000	49,660,950
		260,512,750

Textiles, Apparel & Luxury Goods : 1.02%
Levi Strauss & Company Class A «(l)	2,571,169	45,818,232

Consumer Staples : 2.41%
Beverages : 1.48%
Constellation Brands Incorporated Class A	54,810	10,431,987

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Growth Fund

	Shares	Value
Beverages (continued)
The Coca-Cola Company	1,026,600	$55,877,838
		66,309,825

Personal Products : 0.93%
The Estee Lauder Companies Incorporated Class A	225,460	41,996,434

Financials : 4.36%
Capital Markets : 3.68%
Assetmark Financial Holdings †	281,987	7,737,723
CME Group Incorporated	102,110	21,009,133
MarketAxess Holdings Incorporated	227,321	83,788,247
The Charles Schwab Corporation	563,050	22,921,766
Tradeweb Markets Incorporated Class A	712,200	29,734,350
		165,191,219

Thrifts & Mortgage Finance : 0.68%
LendingTree Incorporated †«	85,260	30,680,811

Health Care : 10.59%
Biotechnology : 2.72%
Alexion Pharmaceuticals Incorporated †	308,900	32,558,060
Exact Sciences Corporation †	62,100	5,402,700
Natera Incorporated †	706,295	27,206,483
Repligen Corporation †	112,800	8,966,472
Sage Therapeutics Incorporated †	94,900	12,873,185
Vertex Pharmaceuticals Incorporated †	179,800	35,147,304
		122,154,204

Health Care Equipment & Supplies : 5.37%
Boston Scientific Corporation †	1,654,920	69,010,164
DexCom Incorporated †	206,800	31,896,832
Edwards Lifesciences Corporation †	120,300	28,677,114
Insulet Corporation †	263,000	38,219,160
Novocure Limited †	867,400	62,140,536
Stryker Corporation	51,000	11,029,770
		240,973,576

Health Care Technology : 1.49%
Health Catalyst Incorporated †	50,306	1,617,841
Veeva Systems Incorporated Class A †	462,050	65,532,552
		67,150,393

Life Sciences Tools & Services : 0.04%
Adaptive Biotechnologies Corporation †«	65,003	1,694,303

Pharmaceuticals : 0.97%
Zoetis Incorporated	340,970	43,616,882

Industrials : 12.39%
Aerospace & Defense : 1.16%
The Boeing Company	153,180	52,067,414

Airlines : 0.16%
SkyWest Incorporated	122,500	7,294,875

2

Wells Fargo Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Commercial Services & Supplies : 3.65%
Casella Waste Systems Incorporated Class A †	674,124	$29,385,065
Copart Incorporated †	698,770	57,746,353
Waste Connections Incorporated	830,805	76,766,382
		163,897,800

Industrial Conglomerates : 0.70%
Roper Technologies Incorporated	93,090	31,367,606

Machinery : 0.37%
Fortive Corporation	121,960	8,415,240
Milacron Holdings Corporation †	485,735	8,121,489
		16,536,729

Professional Services : 1.61%
ASGN Incorporated †	419,287	26,662,460
CoStar Group Incorporated †	60,700	33,355,864
TransUnion	148,400	12,260,808
		72,279,132

Road & Rail : 4.74%
CSX Corporation	796,680	55,982,704
Norfolk Southern Corporation	462,190	84,118,580
Union Pacific Corporation	438,960	72,630,322
		212,731,606

Information Technology : 40.14%
IT Services : 13.47%
Euronet Worldwide Incorporated †	405,900	56,854,413
Global Payments Incorporated	491,870	83,214,567
InterXion Holding NV †	212,931	18,784,774
MasterCard Incorporated Class A	544,470	150,714,741
MongoDB Incorporated †«	144,720	18,490,874
PayPal Holdings Incorporated †	641,590	66,789,519
Square Incorporated Class A †	228,100	14,012,183
Twilio Incorporated Class A †	201,939	19,499,230
Visa Incorporated Class A	796,710	142,499,551
WEX Incorporated †	180,589	34,163,827
		605,023,679

Semiconductors & Semiconductor Equipment : 7.10%
Microchip Technology Incorporated	1,613,290	152,117,114
Monolithic Power Systems Incorporated	697,770	104,609,678
Texas Instruments Incorporated	526,680	62,142,973
		318,869,765

Software : 17.04%
Adobe Systems Incorporated †	63,720	17,709,700
Anaplan Incorporated †	289,439	13,661,521
BlackLine Incorporated †	294,930	13,785,028
Cloudflare Incorporated Class A †	600,392	10,110,601
Dropbox Incorporated Class A †	1,494,900	29,628,918
Dynatrace Incorporated †	1,493,132	30,206,060
Envestnet Incorporated †	1,662,570	103,893,999
HubSpot Incorporated †	81,900	12,702,690

3

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Growth Fund

			Shares	Value
Software (continued)
Microsoft Corporation			1,597,650	$229,055,081
Mimecast Limited †			1,264,400	50,209,324
Proofpoint Incorporated †			422,790	48,777,282
Rapid7 Incorporated †			466,500	23,366,985
RealPage Incorporated †			758,000	45,896,900
Salesforce.com Incorporated †			278,615	43,600,461
ServiceNow Incorporated †			86,590	21,410,243
Splunk Incorporated †			393,500	47,204,260
Talend SA ADR †			669,000	23,789,640
				765,008,693

Technology Hardware, Storage & Peripherals : 2.53%
Apple Incorporated			457,440	113,792,774

Materials : 1.49%
Chemicals : 1.49%
Linde plc			242,660	48,131,611
PolyOne Corporation			584,863	18,744,859
				66,876,470

Total Common Stocks (Cost $2,206,705,152)				4,475,672,664

		Yield
Short-Term Investments : 1.86%
Investment Companies : 1.86%
Securities Lending Cash Investments LLC (l)(r)(u)		1.99%	53,017,129	53,022,431
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75	30,341,649	30,341,649
Total Short-Term Investments (Cost $83,364,320)				83,364,080

Total investments in securities (Cost $2,290,069,472)	101.52%			4,559,036,744
Other assets and liabilities, net	(1.52)			(68,272,245)

Total net assets	100.00%			$4,490,764,499

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Common Stock
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Levi Strauss & Company Class A	2,027,769	543,400	0	2,571,169	$45,818,232	1.02%
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	18,742,078	246,035,655	211,760,604	53,017,129	53,022,431
Wells Fargo Government Money Market Fund Select Class	62,114,127	174,575,868	206,348,346	30,341,649	30,341,649

					83,364,080	1.86%

					$129,182,312	2.88%

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$499,525,727	$0	$0	$499,525,727
Consumer discretionary	770,632,747	0	0	770,632,747
Consumer staples	108,306,259	0	0	108,306,259
Financials	195,872,030	0	0	195,872,030
Health care	475,589,358	0	0	475,589,358
Industrials	556,175,162	0	0	556,175,162
Information technology	1,802,694,911	0	0	1,802,694,911
Materials	66,876,470	0	0	66,876,470
Short-term investments
Investment companies	83,364,080	0	0	83,364,080

Total assets	$4,559,036,744	$0	$0	$4,559,036,744

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.54%
Communication Services : 2.17%
Interactive Media & Services : 2.17%
Alphabet Incorporated Class C †	13,081	$16,483,499

Consumer Discretionary : 10.09%
Auto Components : 1.31%
Lear Corporation	84,472	9,948,267

Multiline Retail : 3.93%
Macy’s Incorporated «	435,608	6,603,817
Target Corporation	216,829	23,181,188
		29,785,005

Specialty Retail : 4.85%
The Home Depot Incorporated	90,065	21,127,448
The TJX Companies Incorporated	271,684	15,662,583
		36,790,031

Consumer Staples : 7.50%
Food & Staples Retailing : 7.50%
Casey’s General Stores Incorporated	99,300	16,961,433
Costco Wholesale Corporation	75,978	22,573,824
WalMart Stores Incorporated	147,558	17,302,651
		56,837,908

Energy : 4.83%
Oil, Gas & Consumable Fuels : 4.83%
Chevron Corporation	97,912	11,371,500
ConocoPhillips	232,920	12,857,184
Exxon Mobil Corporation	183,867	12,423,893
		36,652,577

Financials : 10.93%
Banks : 6.14%
Citizens Financial Group Incorporated	314,529	11,058,840
Fifth Third Bancorp	525,854	15,291,834
JPMorgan Chase & Company	161,887	20,222,924
		46,573,598

Capital Markets : 1.42%
Evercore Partners Incorporated Class A	146,265	10,770,955

Insurance : 3.37%
Prudential Financial Incorporated	116,875	10,651,988
The Progressive Corporation	212,973	14,844,218
		25,496,206

Health Care : 14.12%
Biotechnology : 3.10%
AbbVie Incorporated	122,639	9,755,932
Amgen Incorporated	64,357	13,724,130
		23,480,062

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Large Cap Core Fund

	Shares	Value
Health Care Equipment & Supplies : 3.84%
Baxter International Incorporated	212,585	$16,305,270
Varian Medical Systems Incorporated †	106,015	12,807,672
		29,112,942

Health Care Providers & Services : 5.53%
Anthem Incorporated	53,638	14,432,913
Centene Corporation †	228,216	12,113,705
UnitedHealth Group Incorporated	61,043	15,425,566
		41,972,184

Pharmaceuticals : 1.65%
Johnson & Johnson	94,785	12,515,411

Industrials : 11.32%
Aerospace & Defense : 2.13%
Lockheed Martin Corporation	42,937	16,173,509

Airlines : 1.74%
Delta Air Lines Incorporated	238,690	13,147,045

Construction & Engineering : 2.39%
EMCOR Group Incorporated	206,847	18,142,550

Machinery : 3.48%
Allison Transmission Holdings Incorporated	294,069	12,824,349
Cummins Incorporated	78,605	13,557,790
		26,382,139

Trading Companies & Distributors : 1.58%
Applied Industrial Technologies Incorporated	200,591	12,003,365

Information Technology : 26.20%
Communications Equipment : 1.95%
Cisco Systems Incorporated	310,942	14,772,854

Electronic Equipment, Instruments & Components : 6.95%
CDW Corporation of Delaware	133,070	17,020,984
Jabil Circuit Incorporated	430,994	15,869,199
Zebra Technologies Corporation Class A †	83,450	19,850,252
		52,740,435

Semiconductors & Semiconductor Equipment : 3.54%
Intel Corporation	281,053	15,887,926
Xilinx Incorporated	120,601	10,943,335
		26,831,261

Software : 10.20%
Fortinet Incorporated †	173,736	14,169,908
Intuit Incorporated	52,034	13,398,755
Microsoft Corporation	168,160	24,109,100
Oracle Corporation	253,979	13,839,316
VMware Incorporated Class A	74,679	11,819,445
		77,336,524

Technology Hardware, Storage & Peripherals : 3.56%
Apple Incorporated	108,459	26,980,262

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — October 31, 2019 (unaudited)

			Shares	Value
Materials : 3.97%
Chemicals : 1.53%
Huntsman Corporation			522,298	$11,558,455

Metals & Mining : 2.44%
Reliance Steel & Aluminum Company			159,550	18,514,182

Real Estate : 6.80%
Equity REITs : 4.64%
American Tower Corporation			87,107	18,996,295
Prologis Incorporated			184,441	16,186,542
				35,182,837

Real Estate Management & Development : 2.16%
CBRE Group Incorporated Class A †			306,257	16,400,062

Utilities : 1.61%
Multi-Utilities : 1.61%
CenterPoint Energy Incorporated			418,688	12,171,260

Total Common Stocks (Cost $594,562,126)				754,755,385

		Yield
Short-Term Investments : 0.67%
Investment Companies : 0.67%
Securities Lending Cash Investments LLC (l)(r)(u)		1.99%	2,174,215	2,174,650
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75	2,921,425	2,921,425
Total Short-Term Investments (Cost $5,096,075)				5,096,075

Total investments in securities (Cost $599,658,201)	100.21%			759,851,460
Other assets and liabilities, net	(0.21)			(1,558,492)

Total net assets	100.00%			$758,292,968

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares			Shares	Value,	% of
	beginning of	Shares	Shares	end of	end	net
	period	purchased	sold	period	of period	assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	6,144,330	3,970,115	2,174,215	$2,174,650
Wells Fargo Government Money Market Fund Select Class	5,360,147	261,714,982	264,153,704	2,921,425	2,921,425

					$5,096,075	0.67%

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$16,483,499	$0	$0	$16,483,499
Consumer discretionary	76,523,303	0	0	76,523,303
Consumer staples	56,837,908	0	0	56,837,908
Energy	36,652,577	0	0	36,652,577
Financials	82,840,759	0	0	82,840,759
Health care	107,080,599	0	0	107,080,599
Industrials	85,848,608	0	0	85,848,608
Information technology	198,661,336	0	0	198,661,336
Materials	30,072,637	0	0	30,072,637
Real estate	51,582,899	0	0	51,582,899
Utilities	12,171,260	0	0	12,171,260
Short-term investments
Investment companies	5,096,075	0	0	5,096,075

Total assets	$759,851,460	$0	$0	$759,851,460

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.90%
Communication Services : 14.15%
Entertainment : 1.00%
Netflix Incorporated †	11,550	$3,319,586
The Walt Disney Company	49,990	6,494,701
		9,814,287

Interactive Media & Services : 13.15%
Alphabet Incorporated Class A †	28,480	35,850,624
Alphabet Incorporated Class C †	27,330	34,438,806
Facebook Incorporated Class A †	193,310	37,047,862
Match Group Incorporated «	63,120	4,607,129
Pinterest Incorporated Class A †	462,756	11,633,686
Twitter Incorporated †	200,540	6,010,184
		129,588,291

Consumer Discretionary : 16.47%
Hotels, Restaurants & Leisure : 1.01%
Norwegian Cruise Line Holdings Limited †	128,590	6,527,228
Royal Caribbean Cruises Limited	31,560	3,434,675
		9,961,903

Internet & Direct Marketing Retail : 7.71%
Amazon.com Incorporated †	42,750	75,952,215

Specialty Retail : 6.06%
Burlington Stores Incorporated †	111,010	21,332,792
CarMax Incorporated †	97,770	9,109,231
O’Reilly Automotive Incorporated †	8,300	3,614,733
The Home Depot Incorporated	69,640	16,336,151
ULTA Beauty Incorporated †	39,680	9,251,392
		59,644,299

Textiles, Apparel & Luxury Goods : 1.69%
Levi Strauss & Company Class A «	642,540	11,450,063
Nike Incorporated Class B	58,410	5,230,616
		16,680,679

Consumer Staples : 2.95%
Beverages : 1.47%
The Coca-Cola Company	266,020	14,479,469

Personal Products : 1.48%
The Estee Lauder Companies Incorporated Class A	78,300	14,584,941

Financials : 3.48%
Capital Markets : 3.48%
BlackRock Incorporated	2,430	1,121,931
CME Group Incorporated	56,800	11,686,600
MarketAxess Holdings Incorporated	14,000	5,160,260
The Charles Schwab Corporation	401,340	16,338,551
		34,307,342

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Large Cap Growth Fund

	Shares	Value
Health Care : 10.14%
Biotechnology : 1.40%
Alexion Pharmaceuticals Incorporated †	68,740	$7,245,196
Vertex Pharmaceuticals Incorporated †	33,330	6,515,348
		13,760,544

Health Care Equipment & Supplies : 6.02%
Abbott Laboratories	163,100	13,636,791
Baxter International Incorporated	62,580	4,799,886
Boston Scientific Corporation †	463,980	19,347,966
Edwards Lifesciences Corporation †	31,910	7,606,706
Medtronic plc	28,560	3,110,184
Stryker Corporation	50,080	10,830,802
		59,332,335

Life Sciences Tools & Services : 0.54%
Agilent Technologies Incorporated	70,040	5,305,530

Pharmaceuticals : 2.18%
Zoetis Incorporated	168,220	21,518,702

Industrials : 11.96%
Aerospace & Defense : 1.22%
The Boeing Company	35,210	11,968,231

Air Freight & Logistics : 0.04%
C.H. Robinson Worldwide Incorporated	5,060	382,738

Commercial Services & Supplies : 1.98%
Waste Connections Incorporated	210,490	19,449,276

Industrial Conglomerates : 1.38%
Roper Technologies Incorporated	40,400	13,613,184

Machinery : 0.73%
Fortive Corporation	104,670	7,222,230

Professional Services : 0.24%
TransUnion	29,000	2,395,980

Road & Rail : 6.37%
CSX Corporation	360,140	25,307,038
Norfolk Southern Corporation	106,060	19,302,920
Union Pacific Corporation	109,760	18,160,890
		62,770,848

Information Technology : 37.49%
Communications Equipment : 0.48%
Arista Networks Incorporated †	19,260	4,710,418

IT Services : 13.61%
Fidelity National Information Services Incorporated	161,203	21,240,107
Global Payments Incorporated	29,800	5,041,564
MasterCard Incorporated Class A	149,230	41,308,356
PayPal Holdings Incorporated †	184,740	19,231,434
Shopify Incorporated Class A †	8,420	2,640,259
Square Incorporated Class A †	118,580	7,284,369
Visa Incorporated Class A	208,670	37,322,716
		134,068,805

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

			Shares	Value
Semiconductors & Semiconductor Equipment : 6.18%
Microchip Technology Incorporated			364,080	$34,329,103
NVIDIA Corporation			23,310	4,685,776
Texas Instruments Incorporated			185,390	21,874,166
				60,889,045

Software : 14.44%
Adobe Systems Incorporated †			41,560	11,550,771
Dropbox Incorporated Class A †			17,920	355,174
Microsoft Corporation			585,080	83,882,919
Salesforce.com Incorporated †			83,750	13,106,038
ServiceNow Incorporated †			46,390	11,470,391
Splunk Incorporated †			120,340	14,435,986
VMware Incorporated Class A			47,150	7,462,431
				142,263,710

Technology Hardware, Storage & Peripherals : 2.78%
Apple Incorporated			110,000	27,363,600

Materials : 1.69%
Chemicals : 1.69%
Air Products & Chemicals Incorporated			31,430	6,702,762
Linde plc			49,920	9,901,632
				16,604,394

Real Estate : 0.57%
Real Estate Management & Development : 0.57%
CBRE Group Incorporated Class A †			104,510	5,596,511

Total Common Stocks (Cost $474,347,770)				974,229,507

		Yield
Short-Term Investments : 2.35%
Investment Companies : 2.35%
Securities Lending Cash Investments LLC (l)(r)(u)		1.99%	8,255,945	8,256,770
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75	14,851,173	14,851,173

Total Short-Term Investments (Cost $23,107,959)				23,107,943

Total investments in securities (Cost $497,455,729)	101.25%			997,337,450
Other assets and liabilities, net	(1.25)			(12,279,213)

Total net assets	100.00%			$985,058,237

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	39,213,509	57,138,372	88,095,936	8,255,945	$8,256,770
Wells Fargo Government Money Market Fund Select Class	5,937,879	53,505,226	44,591,932	14,851,173	14,851,173

					$23,107,943	2.35%

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$139,402,578	$0	$0	$139,402,578
Consumer discretionary	162,239,096	0	0	162,239,096
Consumer staples	29,064,410	0	0	29,064,410
Financials	34,307,342	0	0	34,307,342
Health care	99,917,111	0	0	99,917,111
Industrials	117,802,487	0	0	117,802,487
Information technology	369,295,578	0	0	369,295,578
Materials	16,604,394	0	0	16,604,394
Real estate	5,596,511	0	0	5,596,511
Short-term investments
Investment companies	23,107,943	0	0	23,107,943

Total assets	$997,337,450	$0	$0	$997,337,450

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 98.04%
Communication Services : 5.73%
Diversified Telecommunication Services : 4.33%
AT&T Incorporated	89,095	$3,429,267
Verizon Communications Incorporated	93,534	5,656,001
		9,085,268

Entertainment : 0.24%
The Walt Disney Company	3,819	496,164

Media : 1.16%
Interpublic Group of Companies Incorporated	89,014	1,936,055
John Wiley & Sons Incorporated Class A	10,783	496,773
		2,432,828

Consumer Discretionary : 8.52%
Hotels, Restaurants & Leisure : 5.55%
Boyd Gaming Corporation	47,001	1,280,777
Carnival Corporation	21,915	939,934
Extended Stay America Incorporated	67,771	963,026
Las Vegas Sands Corporation	61,406	3,797,347
McDonald’s Corporation	1,704	335,177
Royal Caribbean Cruises Limited	2,969	323,116
Starbucks Corporation	47,466	4,013,725
		11,653,102

Specialty Retail : 1.80%
Lowe’s Companies Incorporated	33,848	3,777,775

Textiles, Apparel & Luxury Goods : 1.17%
PVH Corporation	28,137	2,452,421

Consumer Staples : 10.54%
Beverages : 1.90%
PepsiCo Incorporated	29,188	4,003,718

Food & Staples Retailing : 1.95%
Costco Wholesale Corporation	13,760	4,088,234

Food Products : 3.57%
General Mills Incorporated	36,509	1,856,848
Mondelez International Incorporated Class A	84,869	4,451,379
Tyson Foods Incorporated Class A	14,311	1,184,808
		7,493,035

Personal Products : 0.87%
The Estee Lauder Companies Incorporated Class A	9,784	1,822,466

Tobacco : 2.25%
Altria Group Incorporated	105,375	4,719,746

Energy : 5.66%
Oil, Gas & Consumable Fuels : 5.66%
Chevron Corporation	18,081	2,099,927
ConocoPhillips	87,158	4,811,122
ONEOK Incorporated	39,790	2,778,536
The Williams Companies Incorporated	38,499	858,913

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Large Company Value Fund

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	13,777	$1,336,093
		11,884,591

Financials : 18.73%
Banks : 8.56%
Bank of America Corporation	218,334	6,827,304
Bank of N.T. Butterfield & Son Limited	21,782	717,717
Citigroup Incorporated	26,237	1,885,391
JPMorgan Chase & Company	68,374	8,541,280
		17,971,692

Capital Markets : 3.54%
Bank of New York Mellon Corporation	49,493	2,313,798
BlackRock Incorporated	11,085	5,117,945
		7,431,743

Consumer Finance : 1.90%
Ally Financial Incorporated	72,433	2,218,623
Synchrony Financial	49,882	1,764,326
		3,982,949

Diversified Financial Services : 2.83%
Berkshire Hathaway Incorporated Class B †	27,930	5,937,359

Insurance : 1.90%
Old Republic International Corporation	178,426	3,986,037

Health Care : 16.14%
Biotechnology : 5.33%
Amgen Incorporated	13,938	2,972,279
Arena Pharmaceuticals Incorporated †	29,669	1,445,325
Biogen Incorporated †	5,467	1,633,048
Gilead Sciences Incorporated	80,491	5,128,082
		11,178,734

Health Care Equipment & Supplies : 1.57%
Danaher Corporation	7,728	1,065,073
West Pharmaceutical Services Incorporated	15,532	2,234,123
		3,299,196

Health Care Providers & Services : 2.68%
CVS Health Corporation	37,063	2,460,613
Laboratory Corporation of America Holdings †	6,872	1,132,299
Quest Diagnostics Incorporated	20,007	2,025,709
		5,618,621

Pharmaceuticals : 6.56%
Johnson & Johnson	49,762	6,570,574
Perrigo Company plc	5,706	302,532
Pfizer Incorporated	180,023	6,907,483
		13,780,589

2

Wells Fargo Large Company Value Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Industrials : 8.89%
Aerospace & Defense : 2.45%
General Dynamics Corporation	23,783	$4,204,834
United Technologies Corporation	6,584	945,331
		5,150,165

Air Freight & Logistics : 0.35%
United Parcel Service Incorporated Class B	6,272	722,346

Airlines : 3.04%
SkyWest Incorporated	33,527	1,996,533
Southwest Airlines Company	77,999	4,378,084
		6,374,617

Commercial Services & Supplies : 2.07%
Republic Services Incorporated	49,687	4,348,109

Construction & Engineering : 0.31%
Comfort Systems Incorporated	10,042	506,217
Fluor Corporation	9,055	145,876
		652,093

Machinery : 0.02%
Watts Water Technologies Incorporated	337	31,425

Professional Services : 0.17%
Manpower Incorporated	3,917	356,134

Road & Rail : 0.48%
Union Pacific Corporation	6,109	1,010,795

Information Technology : 8.72%
IT Services : 2.50%
International Business Machines Corporation	39,245	5,248,234

Semiconductors & Semiconductor Equipment : 3.44%
Intel Corporation	127,609	7,213,737

Software : 2.51%
CDK Global Incorporated	14,902	753,147
Manhattan Associates Incorporated †	5,953	446,177
Oracle Corporation	74,679	4,069,259
		5,268,583

Technology Hardware, Storage & Peripherals : 0.27%
HP Incorporated	33,183	576,389

Materials : 4.26%
Chemicals : 2.15%
Eastman Chemical Company	59,208	4,502,176

Containers & Packaging : 0.21%
WestRock Company	11,647	435,248

Metals & Mining : 1.90%
Newmont Goldcorp Corporation	100,638	3,998,348

Real Estate : 6.24%
Equity REITs : 6.24%
CoreCivic Incorporated	141,957	2,166,264
Mack-Cali Realty Corporation	130,242	2,789,784
Outfront Media Incorporated	81,553	2,145,659

3

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Large Company Value Fund

			Shares	Value
Equity REITs (continued)
The Geo Group Incorporated			130,578	$1,987,397
Weingarten Realty Investors			126,031	3,998,964
				13,088,068

Utilities : 4.61%
Electric Utilities : 3.76%
Duke Energy Corporation			11,236	1,059,105
Entergy Corporation			11,225	1,363,613
NextEra Energy Incorporated			8,262	1,969,165
Pinnacle West Capital Corporation			37,200	3,501,264
				7,893,147

Multi-Utilities : 0.85%
Consolidated Edison Incorporated			12,782	1,178,755
MDU Resources Group Incorporated			20,952	605,303
				1,784,058

Total Common Stocks (Cost $191,015,937)				205,749,940

		Yield
Short-Term Investments : 1.46%
Investment Companies : 1.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75%	3,066,438	3,066,438

Total Short-Term Investments (Cost $3,066,438)				3,066,438

Total investments in securities (Cost $194,082,375)	99.50%			208,816,378
Other assets and liabilities, net	0.50			1,048,381

Total net assets	100.00%			$209,864,759

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	25	12-20-2019	$3,751,934	$3,794,750	$42,816	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,645,324	9,456,513	8,035,399	3,066,438	$3,066,438	1.46%

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$12,014,260	$0	$0	$12,014,260
Consumer discretionary	17,883,298	0	0	17,883,298
Consumer staples	22,127,199	0	0	22,127,199
Energy	11,884,591	0	0	11,884,591
Financials	39,309,780	0	0	39,309,780
Health care	33,877,140	0	0	33,877,140
Industrials	18,645,684	0	0	18,645,684
Information technology	18,306,943	0	0	18,306,943
Materials	8,935,772	0	0	8,935,772
Real estate	13,088,068	0	0	13,088,068
Utilities	9,677,205	0	0	9,677,205
Short-term investments
Investment companies	3,066,438	0	0	3,066,438

	208,816,378	0	0	208,816,378
Futures contracts	42,816	0	0	42,816

Total assets	$208,859,194	$0	$0	$208,859,194

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of October 31, 2019, the Fund had segregated $742,085 as cash collateral for these open futures contracts.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.01%
Communication Services : 6.41%
Diversified Telecommunication Services : 0.18%
Verizon Communications Incorporated	1,263	$76,374

Entertainment : 2.90%
Cinemark Holdings Incorporated	18,047	660,520
The Madison Square Garden Company Class A †	1,187	316,834
The Walt Disney Company	2,083	270,623
		1,247,977

Interactive Media & Services : 0.51%
IAC Corporation †	961	218,387

Media : 2.82%
Cable One Incorporated	599	793,897
John Wiley & Sons Incorporated Class A	798	36,764
Omnicom Group Incorporated	4,907	378,771
		1,209,432

Consumer Discretionary : 8.73%
Auto Components : 0.99%
Gentex Corporation	15,149	424,929

Diversified Consumer Services : 3.79%
Bright Horizons Family Solutions Incorporated †	2,470	366,844
Frontdoor Incorporated †	6,885	332,064
Graham Holdings Company Class B	77	48,484
Grand Canyon Education Incorporated †	4,308	396,164
H&R Block Incorporated	19,369	484,031
		1,627,587

Hotels, Restaurants & Leisure : 0.28%
Six Flags Entertainment Corporation	2,886	121,760

Household Durables : 1.00%
NVR Incorporated †	118	429,118

Internet & Direct Marketing Retail : 1.35%
Booking Holdings Incorporated †	118	241,755
eBay Incorporated	9,575	337,519
		579,274

Specialty Retail : 0.97%
ULTA Beauty Incorporated †	1,789	417,105

Textiles, Apparel & Luxury Goods : 0.35%
Lululemon Athletica Incorporated †	742	151,568

Consumer Staples : 16.65%
Beverages : 4.41%
PepsiCo Incorporated	6,485	889,547
The Coca-Cola Company	18,470	1,005,322
		1,894,869

Food & Staples Retailing : 1.75%
Costco Wholesale Corporation	2,525	750,203

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

	Shares	Value
Food Products : 5.72%
Flowers Foods Incorporated	13,327	$289,462
General Mills Incorporated	13,857	704,767
Lamb Weston Holdings Incorporated	7,725	602,859
The Hershey Company	5,536	813,072
Tyson Foods Incorporated Class A	561	46,445
		2,456,605

Household Products : 1.93%
Colgate-Palmolive Company	6,020	412,972
The Clorox Company	2,823	416,929
		829,901

Tobacco : 2.84%
Altria Group Incorporated	15,803	707,817
Philip Morris International Incorporated	6,249	508,919
		1,216,736

Energy : 1.24%
Energy Equipment & Services : 0.20%
Baker Hughes Incorporated	3,953	84,594

Oil, Gas & Consumable Fuels : 1.04%
Cabot Oil & Gas Corporation	20,181	376,174
ConocoPhillips	1,276	70,435
		446,609

Financials : 12.17%
Capital Markets : 6.22%
CBOE Holdings Incorporated	7,655	881,473
CME Group Incorporated	4,091	841,723
Intercontinental Exchange Incorporated	1,732	163,362
Janus Henderson Group plc	1,277	29,537
MarketAxess Holdings Incorporated	1,693	624,023
Morningstar Incorporated	687	111,184
VIRTU Financial Incorporated Class A	1,174	19,911
		2,671,213

Insurance : 3.03%
American Financial Group Incorporated	5,506	572,844
American National Insurance Company	379	45,472
Arch Capital Group Limited †	6,753	282,005
Mercury General Corporation	3,451	165,855
Old Republic International Corporation	10,458	233,632
		1,299,808

Mortgage REITs : 2.92%
AGNC Investment Corporation	15,735	268,283
Chimera Investment Corporation	643	13,027
MFA Financial Incorporated	55,154	418,619
Starwood Property Trust Incorporated	22,598	555,911
		1,255,840

Health Care : 4.43%
Biotechnology : 1.03%
Gilead Sciences Incorporated	6,936	441,893

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Health Care Equipment & Supplies : 1.24%
West Pharmaceutical Services Incorporated	3,710	$533,646

Health Care Providers & Services : 0.76%
Anthem Incorporated	252	67,808
Chemed Corporation	331	130,384
Quest Diagnostics Incorporated	1,270	128,588
		326,780

Life Sciences Tools & Services : 1.40%
Bio-Rad Laboratories Incorporated Class A †	1,808	599,569

Industrials : 12.03%
Aerospace & Defense : 5.30%
BWX Technologies Incorporated	4,481	260,346
Curtiss-Wright Corporation	1,305	176,501
HEICO Corporation Class A	1,363	129,853
Huntington Ingalls Industries Incorporated	1,270	286,588
Lockheed Martin Corporation	2,007	755,997
Raytheon Company	3,136	665,491
		2,274,776

Commercial Services & Supplies : 4.59%
Republic Services Incorporated	12,234	1,070,597
Waste Management Incorporated	8,020	899,924
		1,970,521

Industrial Conglomerates : 0.69%
Honeywell International Incorporated	1,720	297,096

Machinery : 1.31%
The Toro Company	7,327	565,132

Trading Companies & Distributors : 0.14%
MSC Industrial Direct Company Class A	820	60,032

Information Technology : 15.53%
Communications Equipment : 1.19%
Motorola Solutions Incorporated	3,081	512,432

Electronic Equipment, Instruments & Components : 2.49%
CDW Corporation of Delaware	3,524	450,755
FLIR Systems Incorporated	2,974	153,339
National Instruments Corporation	11,172	462,409
		1,066,503

IT Services : 10.14%
Amdocs Limited	12,802	834,690
Automatic Data Processing Incorporated	3,728	604,793
Booz Allen Hamilton Holding Corporation	10,974	772,240
Genpact Limited	19,438	761,386
International Business Machines Corporation	2,826	377,921
Jack Henry & Associates Incorporated	514	72,762
Paychex Incorporated	10,271	859,066
VeriSign Incorporated †	377	71,638
		4,354,496

Semiconductors & Semiconductor Equipment : 0.51%
Maxim Integrated Products Incorporated	3,725	218,509

3

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

		Shares	Value
Software : 1.20%
CDK Global Incorporated		8,550	$432,117
Citrix Systems Incorporated		778	84,693
			516,810

Materials : 7.51%
Chemicals : 2.55%
Ecolab Incorporated		4,438	852,407
Scotts Miracle-Gro Company Class A		859	86,235
Valvoline Incorporated		7,382	157,532
			1,096,174

Containers & Packaging : 1.11%
AptarGroup Incorporated		1,276	150,759
Ardagh Group SA		1,941	36,238
Sonoco Products Company		5,008	288,962
			475,959

Metals & Mining : 3.85%
Newmont Goldcorp Corporation		14,099	560,153
Reliance Steel & Aluminum Company		4,623	536,453
Royal Gold Incorporated		4,830	557,575
			1,654,181

Real Estate : 1.78%
Equity REITs : 1.78%
Apple Hospitality REIT Incorporated		1,330	21,918
VICI Properties Incorporated		31,488	741,542
			763,460

Utilities : 9.53%
Electric Utilities : 4.53%
American Electric Power Company Incorporated		2,997	282,888
Hawaiian Electric Industries Incorporated		8,736	394,430
NextEra Energy Incorporated		1,020	243,107
Pinnacle West Capital Corporation		8,114	763,690
Xcel Energy Incorporated		4,132	262,423
			1,946,538

Multi-Utilities : 5.00%
Ameren Corporation		1,347	104,663
CenterPoint Energy Incorporated		3,079	89,507
CMS Energy Corporation		8,189	523,441
Consolidated Edison Incorporated		11,130	1,026,409
DTE Energy Company		3,144	400,294
			2,144,314

Total Common Stocks (Cost $36,557,877)			41,228,710

	Yield
Short-Term Investments : 3.88%
Investment Companies : 3.88%
Wells Fargo Government Money Market Fund Select Class (I)(u)	1.75%	1,664,550	1,664,550

Total Short-Term Investments (Cost $1,664,550)			1,664,550

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — October 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $38,222,427)	99.89%	$42,893,260
Other assets and liabilities, net	0.11	48,585

Total net assets	100.00%	$42,941,845

†	Non-income-earning security
(I)	The issue of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,153,395	4,880,572	4,369,417	1,664,550	$1,664,550	3.88%

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Communication services	$2,752,170	$0	$0	$2,752,170
Consumer discretionary	3,751,341	0	0	3,751,341
Consumer staples	7,148,314	0	0	7,148,314
Energy	531,203	0	0	531,203
Financials	5,226,861	0	0	5,226,861
Health care	1,901,888	0	0	1,901,888
Industrials	5,167,557	0	0	5,167,557
Information technology	6,668,750	0	0	6,668,750
Materials	3,226,314	0	0	3,226,314
Real estate	763,460	0	0	763,460
Utilities	4,090,852	0	0	4,090,852
Short-term investments
Investment companies	1,664,550	0	0	1,664,550

Total assets	$42,893,260	$0	$0	$42,893,260

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.86%
Communication Services : 12.16%
Entertainment : 3.92%
Netflix Incorporated †	38,700	$11,122,767
Nintendo Company Limited ADR	235,738	10,966,532
Take-Two Interactive Software Incorporated †	79,500	9,567,825
		31,657,124

Interactive Media & Services : 8.24%
Alphabet Incorporated Class A †	26,300	33,106,440
Alphabet Incorporated Class C †	7,885	9,935,967
IAC Corporation †	52,800	11,998,800
Tencent Holdings Limited ADR «	216,500	8,768,250
Twitter Incorporated †	88,900	2,664,333
		66,473,790

Consumer Discretionary : 16.83%
Auto Components : 1.42%
Aptiv plc	128,000	11,462,400

Automobiles : 0.91%
Ferrari NV	45,700	7,317,484

Diversified Consumer Services : 1.17%
Bright Horizons Family Solutions Incorporated †	63,557	9,439,486

Hotels, Restaurants & Leisure : 4.32%
Chipotle Mexican Grill Incorporated †	16,200	12,606,192
Domino’s Pizza Incorporated	43,700	11,869,794
Vail Resorts Incorporated	44,702	10,387,404
		34,863,390

Internet & Direct Marketing Retail : 7.36%
Amazon.com Incorporated †	28,100	49,924,146
MercadoLibre Incorporated †	18,200	9,491,664
		59,415,810

Specialty Retail : 1.65%
The Home Depot Incorporated	56,900	13,347,602

Financials : 2.70%
Capital Markets : 2.70%
Intercontinental Exchange Incorporated	152,900	14,421,528
Raymond James Financial Incorporated	88,502	7,389,032
		21,810,560

Health Care : 19.93%
Biotechnology : 0.99%
Exact Sciences Corporation †	76,200	6,629,400
Sarepta Therapeutics Incorporated †	17,100	1,420,326
		8,049,726

Health Care Equipment & Supplies : 8.94%
Alcon Incorporated †	173,800	10,301,126
Align Technology Incorporated †	35,500	8,956,295
Boston Scientific Corporation †	409,600	17,080,320

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Omega Growth Fund

	Shares	Value
Health Care Equipment & Supplies (continued)
DexCom Incorporated †	76,200	$11,753,088
Edwards Lifesciences Corporation †	42,000	10,011,960
Intuitive Surgical Incorporated †	25,400	14,044,930
		72,147,719

Health Care Providers & Services : 4.14%
HealthEquity Incorporated †	99,948	5,676,047
UnitedHealth Group Incorporated	109,700	27,721,190
		33,397,237

Health Care Technology : 1.11%
Veeva Systems Incorporated Class A †	63,100	8,949,473

Life Sciences Tools & Services : 1.04%
Illumina Incorporated †	28,400	8,392,768

Pharmaceuticals : 3.71%
Elanco Animal Health Incorporated †	277,324	7,493,294
Eli Lilly & Company	1	114
Merck & Company Incorporated	259,100	22,453,606
		29,947,014

Industrials : 9.49%
Aerospace & Defense : 1.33%
Teledyne Technologies Incorporated †	32,500	10,712,000

Commercial Services & Supplies : 3.68%
Cintas Corporation	42,600	11,445,342
Waste Connections Incorporated	197,622	18,260,273
		29,705,615

Construction & Engineering : 0.81%
Jacobs Engineering Group Incorporated	70,300	6,578,674

Professional Services : 1.53%
IHS Markit Limited †	175,900	12,316,518

Road & Rail : 2.14%
Union Pacific Corporation	104,600	17,307,116

Information Technology : 33.65%
Communications Equipment : 1.90%
Motorola Solutions Incorporated	92,400	15,367,968

Electronic Equipment, Instruments & Components : 1.26%
Zebra Technologies Corporation Class A †	42,600	10,133,262

IT Services : 18.60%
Black Knight Incorporated †	229,700	14,746,740
EPAM Systems Incorporated †	77,441	13,626,518
Euronet Worldwide Incorporated †	94,500	13,236,615
Fiserv Incorporated †	140,040	14,863,846
Global Payments Incorporated	75,549	12,781,380
PayPal Holdings Incorporated †	164,000	17,072,400
Shopify Incorporated Class A †	25,400	7,964,678
Square Incorporated Class A †	125,000	7,678,750
Visa Incorporated Class A	194,304	34,753,213
WEX Incorporated †	70,902	13,413,240
		150,137,380

2

Wells Fargo Omega Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

			Shares	Value
Software : 11.89%
Autodesk Incorporated †			55,900	$8,237,424
Microsoft Corporation			501,900	71,957,403
ServiceNow Incorporated †			63,700	15,750,462
				95,945,289

Materials : 4.49%
Chemicals : 3.10%
Ingevity Corporation †			82,300	6,930,483
The Sherwin-Williams Company			31,600	18,085,312
				25,015,795

Construction Materials : 1.39%
Vulcan Materials Company			78,400	11,201,008

Real Estate : 0.61%
Equity REITs : 0.61%
SBA Communications Corporation			20,300	4,885,195

Total Common Stocks (Cost $487,474,503)				805,977,403

		Yield
Short-Term Investments : 1.58%
Investment Companies : 1.58%
Securities Lending Cash Investments LLC (l)(r)(u)		1.99%	8,867,879	8,868,766
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75	3,907,220	3,907,220
Total Short-Term Investments (Cost $12,775,991)				12,775,986

Total investments in securities (Cost $500,250,494)	101.44%			818,753,389
Other assets and liabilities, net	(1.44)			(11,652,936)

Total net assets	100.00%			$807,100,453

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	10,856,409	1,988,530	8,867,879	$8,868,766
Wells Fargo Government Money Market Fund Select Class	6,308,644	44,349,271	46,750,695	3,907,220	3,907,220

					$12,775,986	1.58%

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$98,130,914	$0	$0	$98,130,914
Consumer discretionary	135,846,172	0	0	135,846,172
Financials	21,810,560	0	0	21,810,560
Health care	160,883,937	0	0	160,883,937
Industrials	76,619,923	0	0	76,619,923
Information technology	271,583,899	0	0	271,583,899
Materials	36,216,803	0	0	36,216,803
Real estate	4,885,195	0	0	4,885,195
Short-term investments
Investment companies	12,775,986	0	0	12,775,986

Total assets	$818,753,389	$0	$0	$818,753,389

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended October 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.83%
Communication Services : 12.98%
Entertainment : 3.02%
Live Nation Entertainment Incorporated †	417,060	$29,402,730
Netflix Incorporated †	8,910	2,560,823
Roku Incorporated †	151,810	22,346,432
The Walt Disney Company	185,560	24,107,955
		78,417,940

Interactive Media & Services : 9.96%
Alphabet Incorporated Class A †	114,410	144,019,308
Alphabet Incorporated Class C †	19,928	25,111,472
Facebook Incorporated Class A †	261,100	50,039,815
Match Group Incorporated «	235,710	17,204,473
Pinterest Incorporated Class A †	905,135	22,755,094
		259,130,162

Consumer Discretionary : 17.26%
Hotels, Restaurants & Leisure : 1.57%
Planet Fitness Incorporated Class A †	271,940	17,311,700
Royal Caribbean Cruises Limited	215,870	23,493,132
		40,804,832

Internet & Direct Marketing Retail : 7.30%
Amazon.com Incorporated †	101,120	179,655,859
MercadoLibre Incorporated †	19,690	10,268,729
		189,924,588

Specialty Retail : 6.25%
Burlington Stores Incorporated †	220,560	42,385,015
CarMax Incorporated †	267,995	24,969,094
Carvana Corporation «†	157,500	12,770,100
Five Below Incorporated †	205,900	25,760,149
Floor & Decor Holdings Incorporated †	152,100	6,970,743
O’Reilly Automotive Incorporated †	84,030	36,595,905
ULTA Beauty Incorporated †	56,130	13,086,710
		162,537,716

Textiles, Apparel & Luxury Goods : 2.14%
Deckers Outdoor Corporation †	135,030	20,646,087
Levi Strauss & Company Class A «	711,209	12,673,744
Lululemon Athletica Incorporated †	109,000	22,265,430
		55,585,261

Consumer Staples : 3.82%
Beverages : 2.13%
Constellation Brands Incorporated Class A	103,380	19,676,315
The Coca-Cola Company	658,250	35,828,548
		55,504,863

1

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund

	Shares	Value
Food & Staples Retailing : 0.61%
Costco Wholesale Corporation	53,010	$15,749,801

Personal Products : 1.08%
The Estee Lauder Companies Incorporated Class A	151,080	28,141,672

Financials : 4.05%
Capital Markets : 3.47%
CME Group Incorporated	202,680	41,701,410
MarketAxess Holdings Incorporated	88,930	32,778,709
Tradeweb Markets Incorporated Class A	373,500	15,593,625
		90,073,744

Thrifts & Mortgage Finance : 0.58%
LendingTree Incorporated «†	42,120	15,156,882

Health Care : 9.00%
Biotechnology : 2.05%
Alexion Pharmaceuticals Incorporated †	23,492	2,476,057
Repligen Corporation †	210,300	16,716,747
Sage Therapeutics Incorporated †	84,000	11,394,600
The Medicines Company «†	187,000	9,815,630
Vertex Pharmaceuticals Incorporated †	65,970	12,895,816
		53,298,850

Health Care Equipment & Supplies : 4.11%
Abbott Laboratories	496,490	41,511,529
Boston Scientific Corporation †	1,131,900	47,200,230
Insulet Corporation †	125,040	18,170,813
		106,882,572

Health Care Technology : 0.65%
Veeva Systems Incorporated Class A †	120,450	17,083,424

Pharmaceuticals : 2.19%
Zoetis Incorporated	444,778	56,896,002

Industrials : 11.11%
Aerospace & Defense : 0.99%
HEICO Corporation	186,652	23,021,658
The Boeing Company	7,930	2,695,486
		25,717,144

Commercial Services & Supplies : 2.75%
Copart Incorporated †	322,620	26,661,317
Waste Connections Incorporated	485,755	44,883,762
		71,545,079

Industrial Conglomerates : 1.06%
Roper Technologies Incorporated	81,920	27,603,763

Professional Services : 3.56%
CoStar Group Incorporated †	97,120	53,369,382
Insperity Incorporated	51,760	5,467,409

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — October 31, 2019 (unaudited)

	Shares	Value
Professional Services (continued)
TransUnion	409,050	$33,795,711
		92,632,502

Road & Rail : 2.75%
CSX Corporation	114,720	8,061,374
Norfolk Southern Corporation	144,690	26,333,580
Union Pacific Corporation	224,260	37,106,060
		71,501,014

Information Technology : 38.29%
IT Services : 15.96%
Black Knight Incorporated †	390,290	25,056,618
Euronet Worldwide Incorporated †	188,966	26,468,468
Global Payments Incorporated	195,950	33,150,821
InterXion Holding NV †	479,240	42,278,553
MasterCard Incorporated Class A	370,350	102,516,584
PayPal Holdings Incorporated †	380,780	39,639,198
Shopify Incorporated Class A †	7,980	2,502,289
Square Incorporated Class A †	65,118	4,000,199
Visa Incorporated Class A	600,100	107,333,886
WEX Incorporated †	170,010	32,162,492
		415,109,108

Semiconductors & Semiconductor Equipment : 6.68%
Microchip Technology Incorporated	735,740	69,372,925
Monolithic Power Systems Incorporated	138,360	20,742,931
NXP Semiconductors NV	278,620	31,673,522
Texas Instruments Incorporated	441,560	52,099,664
		173,889,042

Software : 15.46%
Adobe Systems Incorporated †	158,539	44,062,744
Cloudflare Incorporated Class A «†	348,850	5,874,634
Dropbox Incorporated Class A †	1,020,780	20,231,860
Dynatrace Incorporated †	655,773	13,266,288
HubSpot Incorporated †	46,337	7,186,869
Microsoft Corporation	1,156,970	165,874,789
Proofpoint Incorporated †	312,410	36,042,742
RealPage Incorporated †	439,270	26,597,799
Salesforce.com Incorporated †	270,920	42,396,271
ServiceNow Incorporated †	96,260	23,801,248
Splunk Incorporated †	139,195	16,697,832
		402,033,076

Technology Hardware, Storage & Peripherals : 0.19%
Apple Incorporated	19,850	4,937,886

Materials : 1.33%
Chemicals : 1.33%
Linde plc	175,100	34,731,085

Real Estate : 1.99%
Equity REITs : 0.92%
SBA Communications Corporation	99,350	23,908,578

3

Portfolio of investments — October 31, 2019 (unaudited)	Wells Fargo Premier Large Company Growth Fund

			Shares	Value
Real Estate Management & Development : 1.07%
CBRE Group Incorporated Class A †			518,280	$27,753,894

Total Common Stocks (Cost $1,469,317,627)				2,596,550,480

		Yield
Short-Term Investments : 2.24%
Investment Companies : 2.24%
Securities Lending Cash Investments LLC (l)(r)(u)		1.99%	57,154,394	57,160,109
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.75	917,789	917,789

Total Short-Term Investments (Cost $58,077,988)				58,077,898

Total investments in securities (Cost $1,527,395,615)	102.07%			2,654,628,378
Other assets and liabilities, net	(2.07)			(53,719,645)

Total net assets	100.00%			$2,600,908,733

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	96,444,554	152,286,652	191,576,812	57,154,394	$57,160,109
Wells Fargo Government Money Market Fund Select Class	2,551,452	128,464,986	130,098,649	917,789	917,789

					$58,077,898	2.24%

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$337,548,102	$0	$0	$337,548,102
Consumer discretionary	448,852,397	0	0	448,852,397
Consumer staples	99,396,336	0	0	99,396,336
Financials	105,230,626	0	0	105,230,626
Health care	234,160,848	0	0	234,160,848
Industrials	288,999,502	0	0	288,999,502
Information technology	995,969,112	0	0	995,969,112
Materials	34,731,085	0	0	34,731,085
Real estate	51,662,472	0	0	51,662,472
Short-term investments
Investment companies	58,077,898	0	0	58,077,898

Total assets	$2,654,628,378	$0	$0	$2,654,628,378

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At October 31, 2019, the Fund did not have any transfers into/out of Level 3.